                                                                                                                                                       UNITED STATES
                                                                                                                            SECURITIES AND EXCHANGE COMMISSION
                                                                                                                                                 Washington, D.C. 20549

                                                                                                                                                          FORM N-CSR

                                                                                                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                                                                                                                             INVESTMENT COMPANIES

Investment Company Act file number  811-08637
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                                                      The Pacific Corporate Group Private Equity Fund
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                                                     (Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California                                              92037
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           (Address of principal executive offices)                                                    (Zip code)

                                                               The Corporation Trust Company
                                                                     Corporation Trust Center
                                                                         1209 Orange Street
                                                                   Wilmington, Delaware 19801
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                                                       (Name and address of agent for service)

Registrant's telephone number, including area code:  (858) 456-6000
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Date of fiscal year end:      3/31/10
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Date of reporting period:   9/30/09
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1.                                Reports to Shareholders

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED BALANCE SHEET (Unaudited)
September 30, 2009

Assets

Portfolio investments at fair value (cost $11,233,931)	$14,557,161
Cash and cash equivalents	3,010,372
Deferred compensation plan assets, at market value	360,758
Due from affiliates	163,326
Prepaid expenses and other assets	59,227
Prepaid income tax	5,938
Accrued interest receivable	983

Total Assets	$18,157,765

Liabilities and Shareholders’ Equity (Net Asset Value)

Liabilities:
Deferred compensation plan - due to Independent Trustees	$360,758
Deferred tax liability	5,665
Accounts payable and accrued expenses:
Audit and tax	153,350
Legal	58,731
Other	13,667
Total liabilities	592,171

Shareholders’ Equity:
Shares of beneficial interest, shares authorized are unlimited,
108,659.8075 shares issued and outstanding:
Adviser Trustee (500 shares)	195,624
Beneficial Shareholders (108,159.8075 shares)	17,369,970
Total Shareholders’ Equity (net asset value)	17,565,594

Total Liabilities and Shareholders’ Equity	$18,157,765

Net Asset Value per Share of Beneficial Interest	$160.60

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Three and Six Months Ended September 30, 2009
	Three Months	Six Months
	Ended	Ended
	September 30,	September 30,
	2009	2009

Investment Income and Expenses

Income:
Interest from cash and cash equivalents	$3,211	$8,034
Income from portfolio investment	41,594	41,608
Total income	44,805	49,642

Expenses:
Legal fees	19,097	128,474
Audit and tax fees	58,925	95,850
Management fee	35,414	72,736
Administrative fees	31,508	60,673
Independent Trustee fees	11,938	39,334
Insurance expense	11,496	23,951
Other expenses	14,250	22,612
Total expenses	182,628	443,630

Net investment loss	(137,823)	(393,988)

Net Change in Shareholders’ Equity from Portfolio Investments

Change in net unrealized appreciation of Indirect Investments	1,003,025	2,784,816
Distributions of realized gain received from Indirect Investments	-	36,737
Realized loss from write-off of Indirect Investments	(552,500)	(1,972,400)
Net change in Shareholders’ Equity from Indirect Investments	450,525	849,153

Change in net unrealized appreciation of Distributed Investments	-	(12,520)
Net realized (loss) gain from Distributed Investments	(8,339)	3,427
Net change in Shareholders’ Equity from Distributed Investments	(8,339)	(9,093)

Change in net unrealized appreciation of Direct Investments	295,693	655,698

Net change in Shareholders’ Equity from Portfolio Investments before tax	737,879	1,495,758

Provision for income taxes	1,961	3,491

Net change in Shareholders’ Equity from Portfolio Investments after tax	739,840	1,499,249

Net Increase in Shareholders’ Equity from Operations	$602,017	$1,105,261

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY (Unaudited)
For the Six Months Ended September 30, 2009

	Adviser	Beneficial
	Trustee	Shareholders		Total

Shareholders’ Equity as of April 1, 2009	$92,114	$16,368,219		$16,460,333

Increase in Shareholders’ Equity
from operations:
Net investment loss	(1,813)	(392,175)		(393,988)
Realized loss from investments - net (C)	(9,060)	(1,959,913)		(1,968,973)
Distributions of realized gain received
from Indirect Investments - net	170	36,567		36,737
Change in unrealized appreciation
on investments - net	114,197	3,313,797		3,427,994
Provision for income taxes	16	3,475		3,491

Net increase in Shareholders’ Equity
from operations	103,510	1,001,751		1,105,261

Shareholders’ Equity as of September 30, 2009 (A)	$195,624	$17,369,970	(B)	$17,565,594

(A)	Shareholders’ Equity is equivalent to the net assets of the Trust.

(B)
The net asset value per share of beneficial interest was $160.60 as of September 30, 2009.  Additionally, from February 9, 1998 (commencement of operations) through September 30, 2009, the Trust made cash distributions to Beneficial Shareholders totaling $1,126 per share of beneficial interest.

(C)	Inclusive of realized losses from write-off of Indirect Investments.

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2009

Cash Flows From Operating Activities

Net increase in Shareholders’ Equity from operations	$1,105,261

Adjustments to reconcile net increase in Shareholders’ Equity from operations to net cash provided by operating activities:

Net realized loss from investments	1,932,236
Change in net unrealized appreciation of Investments	(3,427,994)
Proceeds from the sale of Distributed Investments	136,620
Net capital contributed to Indirect Investments	(126,670)
Return of capital distributions received from Indirect Investments	59,815
Decrease in accrued interest receivable	945
Increase in deferred compensation plan assets, at market value	(67,264)
Increase in prepaid expenses and other assets	(157,881)
Decrease in other receivable - foreign withholding tax	22,742
Increase in deferred compensation plan - due to Independent Trustees	67,264
Decrease in deferred tax liability	(3,491)
Increase in accounts payable and accrued expenses	76,775
Net cash used in operating activities	(381,642)

Cash Flows Used for Financing Activities

Decrease in cash and cash equivalents	(381,642)
Cash and cash equivalents at beginning of period	3,392,014

Cash and Cash Equivalents at End of Period	$3,010,372

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of September 30, 2009
			Fair Value	Fair Value
			% of	as a
			Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets
Direct Investments:

Manufacturing:
ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
8,638 shares of redeemable exchangeable
cumulative preferred stock, 10% PIK (paid-in-kind) dividend	$863,700	$1,877,790
1,000 shares of common stock	1,000,000	867,628

Total Manufacturing	1,863,700	2,745,418	15.63%	15.63%

Total Direct Investments	1,863,700	2,745,418	15.63%	15.63%

Indirect Investments:

International:
CVC European Equity Partners II L.P.	1,030,352	1,166,283	6.64%	6.64%
$7,500,000 original capital commitment
.300% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.	392,428	405,928	2.31%	2.31%
$2,500,000 original capital commitment
.267% limited partnership interest

Total International	1,422,780	1,572,211	8.95%	8.95%

Large Corporate Restructuring:
Apollo Investment Fund IV, L.P.	876,890	1,237,742	7.05%	7.05%
$5,000,000 original capital commitment
.139% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.	262,350	219,555	1.25%	1.25%
$5,000,000 original capital commitment
.124% limited partnership interest

Total Large Corporate Restructuring	1,139,240	1,457,297	8.30%	8.30%

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of September 30, 2009
			Fair Value	Fair Value
			% of	as a
			Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets
Medium Corporate Restructuring:
Aurora Equity Partners II L.P.	$2,496,395	$3,567,509	20.30%	20.30%
$5,000,000 original capital commitment
.663% limited partnership interest

Fenway Partners Capital Fund II, L.P.	1,089,744	1,089,685	6.20%	6.20%
$5,000,000 original capital commitment
.550% limited partnership interest

Parthenon Investors, L.P.	616,577	1,256,664	7.15%	7.15%
$3,500,000 original capital commitment
.990% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.	0	35,750	0.20%	0.20%
$10,000,000 original capital commitment
.342% limited partnership interest

Total Medium Corporate Restructuring	4,202,716	5,949,608	33.85%	33.85%

Sector Focused:
First Reserve Fund VIII, L.P. (A)	0	93,000	0.53%	0.53%
$5,000,000 original capital commitment
.616% limited partnership interest

Providence Equity Partners III, L.P.	95,000	122,232	0.69%	0.69%
Providence Equity Offshore Partners III, L.P.	1,154	6,390	0.04%	0.04%
$3,500,000 original capital commitment	96,154	128,622	0.73%	0.73%
.372% limited partnership interest

VS&A Communications Partners III, L.P.	1,064,689	1,155,567	6.58%	6.58%
$3,000,000 original capital commitment
.293% limited partnership interest

Total Sector Focused	1,160,843	1,377,189	7.84%	7.84%

Small Corporate Restructuring:
American Securities Partners II, L.P. (A)	0	20,585	0.12%	0.12%
$5,000,000 original capital commitment
1.429% limited partnership interest

Sentinel Capital Partners II, L.P. (A)	315,812	239,769	1.36%	1.36%
$5,000,000 original capital commitment
3.973% limited partnership interest

Washington & Congress Capital Partners, L.P.
(f/k/a Triumph Partners III, L.P.)	6,667	17,542	0.10%	0.10%
$5,000,000 original capital commitment
.831% limited partnership interest

Total Small Corporate Restructuring	322,479	277,896	1.58%	1.58%

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of September 30, 2009
			Fair Value	Fair Value
			% of	as a
			Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets

Venture Capital:
Alta California Partners II, L.P. (C)	$501,249	$509,559	2.90%	2.90%
$4,000,000 original capital commitment
1.783% limited partnership interest

Atlas Venture Fund IV, L.P.	131,264	131,203	0.75%	0.75%
$1,540,000 original capital commitment
.381% limited partnership interest

Sprout Capital VIII, L.P.	489,660	536,780	3.06%	3.06%
$5,000,000 original capital commitment
.667% limited partnership interest

Total Venture Capital	1,122,173	1,177,542	6.71%	6.71%

Total Indirect Investments	9,370,231	11,811,743	67.23%	67.23%

Total Portfolio Investments (B) (D)	$11,233,931	$14,557,161	82.86%	82.86%

(A)	The fair value assigned to these limited partnership interests mainly represent cash, cash equivalents and future escrow proceeds.

(B)
The Trust’s indirect investments are illiquid as redemptions are not allowed. However, the Trust may exit investments by selling its portion in the secondary market after the opportunity to buy the Trust’s portion has been given to the other limited partners invested in this partnership.

(C)
In July 2009, the Trust received an in-kind distribution from Alta California Partners II, L.P. of 15,556 common shares of Neuroges X, Inc. with a total value of $126,886.  Such securities were sold in August and September 2009, for a total of $118,547, resulting in a net realized loss of $8,339.

(D)
For the three months ended September 30, 2009, the Trust wrote-off a portion of cost of the following Indirect Investments, resulting in a realized loss of $552,500.

Atlas Venture Fund IV, L.P.                                  $       73,700
Fenway Partners Capital Fund II, L.P.                        478,800
                                                                                  $     552,500

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
For the Six Months Ended September 30, 2009

The following per share data and ratios have been derived from information provided in the consolidated financial statements for the six months ended September 30, 2009.

Operating Performance Per
Share of Beneficial Interest:	2010

Net asset value, beginning of year	$151.33

Net investment gain (loss)	(3.62)
Net change in net assets from
Portfolio Investments	12.89

Net (decrease) increase in net assets resulting from operations	9.27

Net asset value, end of year	$160.60

Total investment return	12.24%

Ratios to Average Net Assets:

Expenses	5.16%

Net investment loss	(4.58%)

Ratio of expenses and (A)
Provision for income taxes	5.12%

Supplemental Data:

Net assets, end of year	$17,369,970

Portfolio turnover	(1.74%)

(A)	Ratio includes the impact of income taxes reported as a component of realized and unrealized gains (losses) in the Consolidated Statement of Operations.

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1.           Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the “Trust”) is a Delaware business trust, formed on September 22, 1997.  The Trust, which began operations on February 9, 1998 (“Commencement of Operations”), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

Pacific Corporate Group LLC, the Adviser Trustee of the Trust (the “Adviser Trustee”), manages the investment policies and operations of the Trust.  The Adviser Trustee and three individuals (the “Individual Trustees”), two of whom are non-interested persons as defined in the Investment Company Act of 1940 (the “Independent Trustees”), are responsible for the overall supervision of the Trust. The Adviser Trustee together with the Individual Trustees is referred to herein as the “Trustees.”

The objective of the Trust is to achieve rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through selected private market equity and equity-related investments primarily in a portfolio of partnerships (“Indirect Investments”) and, with respect to up to 25% of committed capital, direct investments in private or public operating companies (“Direct Investments”).

Taxable Subsidiaries - The Trust has made certain Indirect Investments and Direct Investments through PEF Direct, Inc., a wholly owned subsidiary of the Trust (the “Taxable Subsidiary”).  The financial statements of the Taxable Subsidiary is consolidated into the financial statements of the Trust.  The Taxable Subsidiary is subject to corporate federal, state and local income tax.  Therefore, income and gains earned by the Taxable Subsidiary is passed through to the Shareholders of the Trust on an after tax basis.  The Taxable Subsidiary was formed for tax purposes primarily to block unrelated business taxable income from certain Indirect Investments and Direct Investments that are structured as partnerships or other flow-through entities.

The Trust’s scheduled termination date was December 31, 2009.  In November 2009, the Trustees determined to extend the term of the Partnership until December 31, 2010 and amended the declaration of Trust.  Accordingly, the Trust is now scheduled to terminate on December 31, 2010.  The Trust is now subject to extension by the Trustees for up to two additional one-year periods.

2.           Summary of Significant Accounting Policies

Valuation of Investments - Portfolio investments valued at $14,557,161 as of September 30, 2009, representing 80.17% of total assets, are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees.  In determining the fair value of the Trust’s Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partners of such investments.  The valuations provided by the general partners of such investments are reflected by the fair value of the Trust’s capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust’s allocated share of the Indirect Investment’s profits and losses, including unrealized profits and losses.  Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity’s cash position.  The Trust’s capital account balance for each Indirect Investment is reviewed by the Adviser Trustee to determine whether it reflects the fair value and may be adjusted at the discretion of the Adviser Trustee.  In deriving the fair value of each Indirect Investment, the Adviser Trustee considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

The fair value of the Trust’s Direct Investments and securities received from Indirect Investments (“Distributed Investments”) are determined as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price on the valuation date; (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation.  Factors considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company’s securities, the company’s earnings, sales and book value and the amount that the Trust might reasonably expect to receive upon the current sale of such privately-held securities.  As of September 30, 2009, all portfolio investments are privately held, and have been fair valued by the Adviser Trustee.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated.  Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust’s Direct Investments are restricted as to resale.  Additionally, the Trust’s Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Recent Accounting Developments - In June 2009, the FASB issued FASB Statement No. 168, The "FASB Accounting Standards Codification" and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”).  The Statement establishes the FASB Accounting Standards Codification ("Codification" or "ASC") as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities.  Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of the federal securities laws are also sources of authoritative GAAP for SEC registrants.  The Codification supersedes all existing non-SEC accounting and reporting standards.  ASC 105 shall be effective for interim and annual reporting periods ending after September 15, 2009.  References to the Codification have been included, as appropriate, in these consolidated financial statements.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date).  Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold.  Interest income is recorded on the accrual basis.

Loss Realization Policy - In addition to the gains and losses on the sale of investments, the Adviser Trustee considers each quarter whether in its view there has been an impairment of the Trust’s ability to recover all or part of the cost basis of any investment of the Trust that is other than a temporary decline. Without limiting the circumstances under which the Adviser Trustee may otherwise determine to include an investment of the Trust in such a consideration, the Adviser Trustee includes in this consideration any investment of the Trust where any of the following factors are present:

(i)         covenant breaches by the relevant company or investment fund;
(ii)        departures of key members of management;
(iii)       bankruptcy or restructuring of the company or investment fund;
(iv)      an investment has been valued below cost for one year or longer; or
(v)         investments that are the subject of write-downs of value during the current quarter.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

2.           Summary of Significant Accounting Policies, continued

Currency Risk - Although the majority of the Trust’s investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than U.S. dollars, its reporting currency.  Consequently, the Trust may be exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust’s assets which are denominated in currencies other than the U.S. dollar.

Income Taxes - As the Trust is treated as a partnership for income tax purposes, the Trust’s income generally is not subject to income taxes.  However, gains arising from investments of the Trust owned by the Taxable Subsidiaries are subject to corporate federal, state and local income tax.  Income taxes of the Taxable Subsidiaries are accounted for using the asset and liability method.  Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been reflected in the consolidated financial statements based on the difference between the financial statement carrying amounts and the tax basis of assets and liabilities, as well as operating loss and tax credit carryforwards, using applicable enacted tax rates.

During the six months ended September 30, 2009, the Trust recorded a provision for income taxes of $3,491 related to realized and unrealized gains from portfolio investments held by the Taxable Subsidiaries.  The income tax provision is comprised of a federal deferred tax benefit of $3,491.

The tax effects of temporary differences that give rise to the deferred tax liability as of September 30, 2009 are primarily related to the fair value of portfolio investments held by the Taxable Subsidiaries in excess of their tax basis.

On April 1, 2007, the Trust adopted the authoritative guidance for uncertainty in income taxes included in FASB ASC 740, Income Taxes (formerly Financial Accounting Standards Board ("FASB") Interpretation No. 48), as amended by Accounting Standards Update ("ASU") 2009-06, Implementation Guidance on Accounting for Uncertainty in Taxes and Disclosures Amendments for Nonpublic Entities.  This guidance requires that the Trust recognize in its financial statements the impact of tax positions taken (or expected to be taken) on an income tax return only where the position is "more likely than not" to be sustained assuming examination by tax authorities.  The tax position is measured at the largest amount of benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement.

Cash and Cash Equivalents - Cash and cash equivalents consist of cash and highly liquid investments with maturities of less than 90 days.  The Trust maintains its cash in bank accounts, which at times may exceed federally insured limits.  The Trust considers its money market investment held at broker to be a cash equivalent.

3.           Fair Value of Portfolio Investments

The Trust adopted ASC 820-10 (formerly Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157), Fair Value Measurements (“ASC 820-10”), effective April 1, 2008.  In accordance with ASC 820-10, fair value is defined as the price that the Trust would receive upon selling an investment in an orderly transaction between market participants in the principal or most advantageous market at the measurement date.  ASC 820-10 established a three-tier hierarchy, based on inputs to valuation techniques, to maximize the use of observable market data and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the investment, including assumptions about risk. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the investment developed based on market data obtained from sources independent of the Trust.  Unobservable inputs are inputs that reflect the Trust’s own assumptions about the assumptions market participants would use in pricing the investment developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•
Level 1 – Quoted prices (unadjusted) in active markets for identical investments that the Partnership has the ability to access at the measurement date.  This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the investment, either directly or indirectly.  These inputs include quoted prices for similar investments in active markets, quoted prices for identical or similar investments in markets that are not active, and inputs other than quoted prices that are observable for the investment, for example interest rate and yield curves, volatilities, prepayment speeds and credit risks among others.  These are inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level 3 – Inputs that are unobservable inputs for the investment that are used to measure fair value when observable inputs are not available.  Unobservable inputs reflect the Trust’s own assumptions about the assumptions that market participants would use in pricing the investment.  These are inputs that are developed based on the best information available in the circumstances, which might include the Trust’s own data.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Trust’s investments carried at value:

Valuation inputs:
Level 1 – Quoted prices	$-
Level 2 – Other significant observable inputs	-
Level 3 – Significant unobservable inputs	14,557,161
Total	$14,557,161

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of 3/31/09	$13,131,168
Realized and unrealized gain/loss	1,455,594
Net purchases/sales	(29,601)
Balance as of 9/30/09	$14,557,161

Net change in unrealized appreciation/depreciation
from investments still held as of 9/30/09	$3,427,994

In April 2009, the FASB issued ASC 820-10-35 (formerly FASB Staff Position No. FSP FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“ASC 820-10-35”).  ASC 820-10-35 provides additional guidance for estimating fair value in accordance with ASC 820-10, when the volume and level of activity for the asset or liability have significantly decreased.  ASC 820-10-35 shall be effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively.  The Trust adopted the provisions of ASC 820-10-35 on April 1, 2009.  The provisions of ASC 820-10-35 did not have a material impact on the Trust’s financial condition and results of operations.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

4.           Investment Risk Factors

The Adviser Trustee seeks investment opportunities that offer the possibility of attaining substantial capital appreciation.  Certain events particular to each industry in which the Trust’s investments conduct their operations, as well as general economic and political conditions, may have a significant negative impact on the operations and profitability of the Trust’s investments.

In 2008, global economic growth slowed substantially and the world’s financial markets experienced unprecedented volatility and declines in valuations across all asset classes.  Revenues and operating cash flows for most businesses are being impacted by this slowdown.  Also, the financial industry has experienced significant losses, which has stalled substantially the lending markets, leaving many businesses unable to borrow or limiting leveraged transactions.  These restrictions on obtaining available financing, coupled with the current economic uncertainties and deteriorating financial results, have resulted in a low volume of purchase and sale transactions across all industries, which has limited the amount of observable inputs available to the Adviser Trustee in estimating the fair value of the Trust’s investments.

Market conditions may continue to deteriorate, which may negatively impact the estimated fair value of the Trust’s investments or the amounts which are ultimately realized for such investments.

The above events are beyond the control of the Trust and cannot be predicted.  Furthermore, the ability to liquidate investments and realize value is subject to significant limitations and uncertainties.  There may also be risk associated with the concentration of investments in one geographic region or in certain industries.

5.           Shareholders’ Equity

In connection with the original issuance of 108,659.8075 shares of beneficial interest (the “Shares”) of the Trust, Shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee.  The Trust paid selling commissions of $1.9 million in connection with the sale of the Shares.

6.           Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all Shareholders, including the Adviser Trustee, pro rata based on capital contributions.  Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust’s aggregate net income from Direct Investments, other than “pari passu co-investments” (as described below), and 15% of the aggregate net income from “pari passu co-investments”.  For purposes of this allocation, net income is defined as interest and dividends on Direct Investments, plus realized gains, less realized losses, on the sale or other disposition of Direct Investments.  The remaining 80% and/or 85% of such net income, and any aggregate net loss, from Direct Investments is allocated to all Shareholders including the Adviser Trustee, pro rata based on capital contributions.

“Pari passu co-investments” refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

7.           Related Party Transactions

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses (the “Fee Base”).  Such fee is determined and payable quarterly in advance and is calculated on the Fee Base as of the last day of the preceding quarter.  The Fee Base as of June 30, 2009, which was used to calculate the management fee for the quarter ended September 30, 2009, was $11,332,289.  The management fee is reduced by 100% of directors’ fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.  No such reductions of management fees occurred during the year ended September 30, 2009.

As of April 1, 2006, each Independent Trustee receives a $14,375 annual fee, payable quarterly, $725 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, as compensation for services rendered as members of the Audit Committee of the Trust, each Independent Trustee receives an additional $3,600 annual fee, payable quarterly, and $345 for each Audit Committee meeting attended.

The Independent Chairman receives a $4,000 annual fee in recognition of the additional services provided by this Trustee.  As of November 16, 2006, the Audit Committee Chairman receives a $2,000 annual fee in recognition of the additional services provided by this Trustee.

The Trust maintains a deferred compensation plan for the benefit of the Independent Trustees, whereby each Independent Trustee may elect to defer all, a portion or none of their compensation for services rendered to the Trust.  Such deferred compensation is invested in managed mutual funds and appreciation and income earned thereon is credited to the deferred accounts of the Independent Trustees.

Information concerning the Individual Trustees of the Trust is shown in the attached schedule of Supplemental Information – Individual Trustees.

8.           Investment Commitments

As of September 30, 2009, the Trust had unfunded investment commitments of approximately $2.3 million.

9.          Cash Distributions

Cumulative distributions made from inception of the Trust through September 30, 2009 total $122,350,945, of which the Beneficial Shareholders received $121,787,945, or $1,126.00 per Share and the Adviser Trustee received $563,000.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION (Unaudited)

1.           Individual Trustees

Information concerning the Individual Trustees of the Trust is shown in the chart below.

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee for Director
Christopher J. Bower 1200 Prospect Street, Suite 200 La Jolla, CA 92037 Age 52	President and Individual Trustee	Indefinite, Since 1998	Chief Executive Officer and Founder of Pacific Corporate Group LLC	1	PCG Asset Management, LLC
Alan C. Shapiro (1) 1200 Prospect Street, Suite 200 La Jolla, CA 92037 Age 63	Independent Trustee	Indefinite, Since 1998	Ivadelle and Theodore Johnson Professor of Banking and Finance at the Marshall School of Business, University of Southern California	1	Advanced Cell Technology
DeWitt F. Bowman (2) 1200 Prospect Street, Suite 200 La Jolla, CA 92037 Age 78	Independent Chairman	Indefinite, Since 1998	Principal of Pension Investment Consulting	1	Brandes International Fund, Sycuan Fund, and Forward Funds

(1)	Dr. Shapiro is the Chairman of the Audit Committee.
(2)	Mr. Bowman is the Independent Chairman of the Board of Trustees.

2.           Proxy Voting

The Trust adopted the proxy voting policies and procedures of the Adviser Trustee as its own.  A description of the Adviser Trustee’s proxy voting policies and procedures is available without charge, by contacting Ms. Quyen Dao-Haddock, Vice President, Treasurer and Secretary/Principal Financial Officer, at (858) 456-6000 and on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov (in the Trust’s annual report on Form N-CSR for the year ended March 31, 2009).

The Trust’s proxy voting record is available without charge by contacting Ms. Quyen Dao-Haddock, Vice President, Treasurer and Secretary/Principal Financial Officer, at (858) 456-6000 and on the Commission’s website at http://www.sec.gov (in the Trust’s annual report on Form N-PX for the period ended June 30, 2009).

3.           Form N-Q

The Trust’s Form N-Q, filed semi-annually with the Commission for the periods ending on June 30 and December 31 of each year, includes a listing of the Trust’s portfolio investments as of the end of such periods.  The Trust’s Form N-Q is available, without charge, by contacting Ms. Quyen Dao-Haddock, Vice President, Treasurer and Secretary/Principal Financial Officer, at (858) 456-6000 and on the Commission’s website at http://www.sec.gov.  Additionally, these Forms and other information may be inspected and copied at the public reference facilities maintained by the Commission at Room 1580, 100 F Street, N.E., Washington, D.C. 20549.  The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330.

4.           Continuation of Management Arrangements

The Board of Trustees of the Trust, including a majority of the Independent Trustees, has the responsibility under the Investment Company Act to approve the Trust’s proposed Management Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approval or continuation.1  At a meeting held in person on June 8, 2009, the Management Agreement with Pacific Corporate Group LLC, the Fund’s management company and adviser trustee (“PCG”), was discussed and was unanimously continued for a one-year term by the Trust’s Board, including the Independent Trustees.  In approving the continuance for one year, it was noted that such continuance was subject to the extension of the Trust’s term beyond December 31, 2009, which the Trustees were due to consider at a future meeting.  At the meeting held on June 8, 2009, the Board, including the Independent Trustees, also approved Articles IV and VI of the Trust’s Second Amended and Restated Declaration of Trust (the “Declaration of Trust”), which Articles set forth certain management powers of, and the payment of certain fees (as described below) to, PCG as adviser trustee of the Trust.  The Independent Trustees were represented by independent counsel who assisted them in their deliberations during the Board meeting and executive session.

In considering whether to continue the Trust’s Management Agreement and other management arrangements, the Board reviewed materials provided by PCG, Trust counsel and independent counsel, which included, among other things, (i) fee information of other comparable funds-of-funds (“Comparable Funds”), (ii) a profitability analysis of PCG in providing services under the Management Agreement and information regarding PCG’s financial condition, (iii) performance information regarding the Trust and related performance benchmarks and (iv) memoranda outlining the legal duties of the Board.  The Board also met with investment management, accounting and legal personnel from PCG and such personnel responded to various questions of the Independent Trustees.  The Board met separately outside the presence of PCG personnel in connection with the deliberations.  The counsel to the Independent Trustees reviewed with the Independent Trustees their responsibilities in considering the continuation of the Fund’s management arrangements and responded to questions from the Independent Trustees concerning their responsibilities.  The Board considered factors relating to both the selection of the manager and the approval of the management fee when reviewing the Management Agreement and other management arrangements.  In particular, the Board considered the following:
(i) The nature, extent and quality of services to be provided by PCG.  The Trustees reviewed the services that PCG provides to the Trust, including, but not limited to, providing (a) ongoing monitoring and information regarding the Trust’s investments, including information requested by the Trustees, (b) a highly customized set of policies and procedures designed to meet the needs of the Fund, (c) well established risk management policies and (d) pro-active monitoring, reporting and valuation mechanisms.  The Board considered PCG’s ability to continue to perform the services required of it by the Trust, including PCG’s financial condition and whether PCG had the financial and other resources necessary to continue to carry out its functions under its management arrangements with the Trust.  The Trustees also discussed with officers of the Trust and PCG the amount of time PCG dedicated to the Trust during the previous year.  In this regard, the Trustees noted the responsiveness of PCG with regard to various requests of the Trustees concerning the remaining term of the Trust and the potential alternatives concerning the Trust’s remaining portfolio investments.  Additionally, the Trustees considered the services provided by PCG to other funds and investment vehicles that it manages or advises.

The Board noted that as a limited life private equity fund registered under the Investment Company Act investing in Direct Investments and Indirect Investments (as each term is defined in Note 1 to the Trust’s financial statements), the Trust is a somewhat unique investment vehicle.  It was noted that PCG had developed reporting, valuation and other procedures that were customized to the needs of the Trust and requirements of the Trustees in carrying out their responsibilities.  It was also noted that PCG had expertise in administering such procedures.  In this regard, the Board recognized PCG’s effective interaction with the Trust’s administrator, auditors and legal counsel.  The Board also noted the robust compliance program of PCG as well as PCG’s role in developing the Trust’s compliance program and PCG’s commitment to updating such program on a regular basis.

In addition, the Board considered the size, education, background and experience of PCG’s staff.  They also took into consideration PCG’s quality of service and longevity in the industry.  The Board further noted that PCG continued to be responsive to the requests of the Trustees, including requests from the Trust’s Independent Chairman, and that PCG had implemented procedures designed to address requests of the Trustees.  Lastly, the Trustees reviewed PCG’s ability to attract and retain quality and experienced personnel and reviewed the personnel responsible for matters relating to the Trust.  In this regard, the Board considered and reviewed the changes in staffing at PCG during the prior year.

The Trustees concluded that the scope of services provided by PCG to the Trust, including compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of a manager of an investment vehicle such as the Trust, and that the level of services provided by PCG had not diminished over the past year.

1
The Trust’s shareholders most recently approved the Management Agreement at a special meeting held in August 2001 in connection with the acquisition of ownership interests in PCG by several members of PCG’s management.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION (Unaudited), continued

4.           Continuation of Management Arrangements, continued

(ii) Investment performance of the Trust and PCG.  The Trustees reviewed the past investment performance of the Trust, both on an absolute basis and as compared to other funds that had invested in similar investments made in the same vintage years, as well as general market indices.  It was noted that in addition to the consideration of the performance of the Trust at the meeting at which the continuance of the management arrangements was being considered, PCG reviews comparative performance data with the Trustees on a regular basis.  The Trustees noted that the Trust had performed satisfactorily, particularly when compared to the performance of other private equity funds that had invested their capital over the same time frame as the Trust.  The Trustees then reviewed PCG’s performance with respect to the funds and other clients for which it provides management or investment advisory services.  The Trustees recognized that past performance is not an indicator of future performance, but determined that such information was relevant, and found that PCG had the necessary expertise to manage the Trust in accordance with its investment objectives and strategies.  The Trustees determined that the Trust’s performance was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by PCG from the relationship with the Trust.  Next, the Trustees considered the cost of the services provided by PCG.  As part of their analysis, the Trustees gave substantial consideration to the fees payable to PCG.  The Trustees noted that PCG’s management fee is determined as a percentage of total capital commitments of the Trust less any distributions of capital and realized investment losses.  They further noted that out of its management fee, PCG pays a quarterly shareholder servicing fee to the Trust’s placement agent.  In addition, the Trustees considered that pursuant to the Trust’s Declaration of Trust, PCG is entitled to a potential carried interest in the profits generated by the Trust’s Direct Investments.  It was noted that no carried interest had been paid to PCG since the inception of the Trust.  The Trustees noted that PCG is not entitled to a carried interest with respect to the profits generated by the Trust’s Indirect Investments.

In reviewing the management fee, the Trustees considered the management fees of the Comparable Funds.  In reviewing data regarding the Comparable Funds, it was noted to the Trustees, however, that many of the Comparable Funds do not make Direct Investments and none of the Comparable Funds is registered under the Investment Company Act.  Further, it was noted that unlike the Comparable Funds, the Trust’s registration under the Investment Company Act resulted in additional potential liabilities for PCG as well as uncertainty as to the term of the advisory engagement as a result of the Investment Company Act’s annual approval requirements.  It was also noted that, unlike the Trust, as private funds many of the Comparable Funds likely did not have boards of trustees that the Comparable Funds’ managers met with and reported to on a quarterly or more frequent basis.  The Trustees also considered that unlike certain of the Comparable Funds, the Trust’s shares are held primarily by individuals, generally resulting in greater compliance and administrative costs than may be the case for such Comparable Funds.  The Board also noted that several of the Comparable Funds were “specified funds-of-funds” involving investments into a limited number of underlying funds that were specified in the offering documents of the relevant Comparable Funds.  In addition, the Trustees considered the fact that PCG receives a carried interest only with regard to Direct Investments while certain of the Comparable Funds receive a carried interest with regard to Indirect Investments.  Finally, when comparing the management fees payable by certain of the Comparable Funds with the fee payable by the Trust, it was noted that the management fee payable by the Trust decreased from the prior year and would continue to decrease as a result of the manner in which the fee is calculated (i.e., as a percentage of total capital commitments less any distributions of capital and realized investment losses).
The Board also considered the fees charged by PCG to the other funds and investment vehicles for which it provides management or advisory services.

The Board also recognized that the terms of the management arrangements had been disclosed in detail in the Private Placement Memorandum in connection with the initial offering of the Trust’s shares and in the Proxy Statement in connection with the shareholders’ approval of the management arrangements in 2001.

Based upon the foregoing, the Trustees concluded that PCG’s management fee and carried interest entitlement were reasonable, compared to those of the Comparable Funds and the fees charged by PCG to other funds and private equity vehicles for which it provides management or advisory services, based upon the nature and quality of services provided and the unusual characteristics of the Trust.

The Trustees also reviewed information regarding the profitability to PCG of its relationship with the Trust and regarding PCG’s financial condition.  The Board considered the level of PCG’s profits and whether the profits were reasonable for PCG.  The profitability analysis took into consideration a review of PCG’s methodology for determining overhead expenses.  These overhead expenses include the payment of all compensation of, and furnishing office space for, officers and employees of the Trust necessary for the operation of the Trust, as well as the compensation of all Trustees who are affiliated persons of PCG or any of its affiliates.  Representatives of PCG indicated that the allocation of labor expenses is based upon the time spent on Trust matters.  The Trustees found that the profits realized by PCG from its relationship with the Trust were reasonable and consistent with fiduciary duties.  The Trustees also found that PCG had the financial resources necessary to continue to carry out PCG’s functions under its management arrangements with the Trust.

(iv) The extent to which economies of scale would be realized as the Trust grows and whether fee levels would reflect such economies of scale.  An additional factor that the applicable regulations under the Investment Company Act indicate that a board should consider is the extent to which economies of scale would be realized as the Trust grows and whether fee levels would reflect such economies of scale.  The Trust’s management fee is based upon committed capital as reduced by returns of capital and realized investment losses.  In addition, as a limited life vehicle, the Trust has and will continue to return capital to investors as it approaches the end of its term, and has no intention of selling additional shares and/or raising additional capital.  As a result, the Trustees did not make a determination as to whether economies of scale would be realized as the Trust grows because they determined that such factor is not relevant with respect to the Trust.  Because the Trust will not experience any further growth in its capital commitments, and, in fact, will continue to reduce its capital as it approaches the end of its term, it will not realize economies of scale.

In approving the continuation of the Trust’s management arrangements, no single factor was determinative to the decision of the Board.  Rather, after weighing all of the reasons discussed above, the Board, including the Independent Trustees, unanimously approved the continuation of the Management Agreement and other management arrangements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION (Unaudited), continued

ITEM 2.                  Code of Ethics.

 Not applicable to this semi-annual report.

ITEM 3.	Audit Committee Financial Expert.

                Not applicable to this semi-annual report.

ITEM 4.                 Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

ITEM 5.                  Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

ITEM 6.                 Investments.

(a)	The Registrant’s investments in securities of unaffiliated issuers as of September 30, 2008 are included in the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

ITEM 7.	Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

Not applicable to this semi-annual report.

ITEM 8.                  Portfolio Managers of Closed-End Management Investment Companies.

                Not applicable to this semi-annual report.

ITEM 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant for the following reasons:  (i) the Registrant’s securities are not registered pursuant to Section 12 of the Securities Exchange Act of 1934 and (ii) neither the Registrant nor any affiliated purchaser has made any purchases of the Registrant’s securities during the period covered by this report.

ITEM 10.	Submissions of Matters to a Vote of Security Holders.

There have been no material changes made to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.  The Registrant’s Nominating Committee Charter provides that shareholders of the Registrant who wish to recommend a nominee to the Registrant’s board should send nominations to the attention of the Secretary of the Registrant (1200 Prospect Street, Suite 200, La Jolla, California 92037) which includes biographical information and sets forth the qualifications of the proposed nominee.  The Secretary will then forward the nominations to the Nominating Committee.

ITEM 11.	Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	Exhibits.

(a)	(1) Not applicable to this semi-annual report.

(2) Exhibit 99 (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act.

(3) Not applicable.

          (b)       Not applicable.

The Pacific Corporate Group
Private Equity Fund
1200 Prospect Street, Suite 200
La Jolla, CA  92037

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund
----------------------------------------------------------------
By:/s/ Christopher J. Bower

Christopher J. Bower
President/Principal Executive Officer

Date: December 2, 2009

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/ Christopher J. Bower

Christopher J. Bower
President/Principal Executive Officer

Date: December 2, 2009

By:/s/ Quyen Dao-Haddock

Quyen Dao-Haddock
                      Vice President, Treasurer and Secretary/Principal
                      Financial Officer

Date: December 2, 2009